Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Employee Benefit Plans
18.	EMPLOYEE BENEFIT PLANS

Retirement benefits

Contributions to the various retirement schemes are fully expensed during the year in which they are incurred. The cost of providing retirement benefits for the Company’s defined contribution plans for the fiscal year ended December 31, 2013 is $32.3 million (fiscal years ended December 31, 2012: $30.0 million for continuing operations and $62.8 million for discontinued operations and December 31, 2011: $22.0 million for continuing operations and $65.8 million for discontinued operations).

Share option schemes

The Company currently maintains the Gold Fields Limited 2012 Share Plan. The Company also maintains prior stock plans (the Gold Fields Limited 2005 Share Plan, the Gold Fields Limited 2005 Non-Executive Share Plan, the GF Management Incentive Scheme and the GF Non-Executive Director Share Plan ), but no longer grants awards under these plans. The details of these plans are discussed below.

The charge for share-based compensation has been recognized in the statement of operations under the captions production costs, corporate expenditure, exploration expenditure and other expenses. The cost for continuing operations the fiscal year ended December 31, 2013 is $40.5 million (fiscal years ended December 31, 2012: $45.5 million and December 31, 2011: $33.4 million) and for discontinued operations is $4.6 million (fiscal years ended December 31, 2012: $32.2 million and December 31, 2011: $33.0 million).

The following information on share-based compensation expense is available for each plan:

	December 31, 2013		December 31, 2012		December 31, 2011
	Continuing operations	Discontinued operations	Continuing operations	Discontinued operations	Continuing operations	Discontinued operations
(a) The Gold Fields Limited 2012 Share Plan
- Performance shares	18.8	1.1	13.1	7.6	—	—
- Bonus shares	11.9	0.8	8.7	5.0	—	—
(b) The Gold Fields Limited 2005 Share Plan
- Performance vesting restricted shares	8.4	2.4	19.9	17.9	28.4	30.4
- Performance allocated share appreciation rights	1.4	0.3	3.8	1.7	5.0	2.6

Total share-based compensation	40.5	4.6	45.5	32.2	33.4	33.0

Spin-off of Sibanye Gold : The rules of the share plans make provision for an adjustment to the number of shares in the event there is a variation in the issued share capital as a result of corporate action. The share plans require that the fair market value of an employee’s portfolio pre and post corporate action remain the same. In order to uphold this principle, an independent professional firm was contracted to provide a fairness opinion on the additional number of awards or changes to strike prices required to maintain the pre-spin-off value of the portfolios of employees as a result of the Sibanye spin-off, which resulted in additional awards. There was no incremental share-based compensation resulting from this modification. The modification affected all employees who participated in the various share option schemes pre-spin-off and who remained employed by the Group post-spin-off. Furthermore, employees who ceased to be employed by the Group as a result of the spin-off are treated as “good leavers” in terms of the rules of the share plans. Good leavers are entitled to the vested portion of their awards based on the period that the awards were held up to vesting date. The unvested portion is forfeited in terms of the rules of the share plans.

(a) The Gold Fields Limited 2012 Share Plan: At the annual general meeting on May 14, 2012 shareholders approved the adoption of the Gold Fields Limited 2012 Share Plan to replace the Gold Fields Limited 2005 Share Plan. The plan provides for two methods of participation, namely the Performance Share Method, or PS and the Bonus Share Method, or BS . This plan seeks to attract, retain, motivate and reward participating employees on a basis which seeks to align the interests of such employees with those of the Company’s shareholders.

The salient features of the plan are:

- PS are offered to participants annually in March. Quarterly allocations of PS are also made in June, September and December on a pro-rata basis to qualifying new employees. PS are performance-related shares, granted at zero cost (the shares are granted in exchange for the rendering of service by participants to the Company during the three-year restricted period prior to the share vesting period);

- based on the rules of the plan, the actual number of PS which would be settled to a participant three years after the original award date is determined by the company’s performance measured against the performance of seven other major gold mining companies (“the peer group”) based on the relative change in the Gold Fields share price compared to the basket of respective US Dollar share prices of the peer group. Furthermore, for PS awards to be settled to members of the Executive Committee, an internal company performance target is required to be met before the external relative measure is applied. The internal target performance criterion has been set at 85% of the company’s planned gold production over the three-year measurement period as set out in the business plans of the company approved by the Board. In the event that the internal target performance criterion is met the full initial target award shall be settled on the settlement date. In addition, the Remuneration Committee has determined that the number of PS to be settled may be increased by up to 200% of the number of the initial target PS conditionally awarded, depending on the performance of the company relative to the performance of the peer group, based on the relative change in the Gold Fields share price compared to the basket of respective US Dollar share prices of the peer group;

- the performance of the Company that will result in the settlement of shares is to be measured by the Company’s share price performance relative to the share price performance of a peer group of gold mining companies, over the three year period;

- BS are offered to participants annually in March; and

- based on the rules of the plan, the actual number of BS which would be settled to a participant in two equal tranches over a 9-month and an 18-month period after the original award date is determined by the employee’s annual cash bonus calculated with reference to actual performance against predetermined targets for the financial year ended immediately preceding the award date.

Details of the Performance shares and Bonus shares granted under this Plan are as follows:

	Number of Performance shares	Number of Bonus shares
Outstanding at December 31, 2011	—	—
Granted during the year	4,511,700	1,368,423
Exercised and released	—	(528,392)
Forfeited	(249,530)	(47,655)

Outstanding at December 31, 2012	4,262,170	792,376
Spin-off of Sibanye Gold - forfeited	(1,562,498)	(241,023)
Additional awards due to spin-off of Sibanye	396,229	—
Granted during the year	5,310,968	2,018,771
Exercised and released	(515,025)	(1,314,156)
Forfeited	(1,862,128)	(373,896)

Outstanding at December 31, 2013	6,029,716	882,072

None of the options above have vested at year end.

The Group uses the Monte-Carlo Simulation to value the Performance Shares. The inputs to the model for awards granted during the period were as follows:

	2013	2012
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	33.1%	36.4%
Expected term (years)	3.00	3.00
Dividend yield	4.60%	1.60%
Weighted average three year risk free interest rate (based on US interest rates)	0.20%	0.70%
Weighted average fair value - Rand	79.83	162.14

A future trading model is used to estimate the loss in value to the holders of Bonus Shares due to trading restrictions. The actual valuation is developed using a Monte-Carlo analysis of the future share price of Gold Fields:
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	32.0%	29.4%
Expected term (months)	9 - 18	9 - 18
Dividend yield	4.60%	2.70%
Weighted average three year risk free interest rate (based on SA interest rates)	4.10%	5.50%
Weighted average fair value - Rand	72.42	115.61

(b) The Gold Fields Limited 2005 Share Plan: At Gold Fields’ annual general meeting held on November 17, 2005, the shareholders approved The Gold Fields Limited 2005 Share Plan, or the 2005 Plan, under which employees, including executive directors, would be compensated going forward.

The 2005 Plan provided for two types of awards: performance vesting restricted shares, or PVRS, and performance allocated share appreciation rights, or SARS. The PVRS will only be released to participants and the SARS will vest three years after the date of the award and/or allocation of such shares. However, in respect of the PVRS, Company performance criteria need to be met in respect of awards to executives. The size of the initial allocation of SARS and PVRS was dependent on the performance of the participant at the time of allocation. The allocations under The 2005 Plan were usually made annually in March. No further allocations of options under this plan are being made in view of the introduction of the Gold Fields Limited 2012 Share Plan (see above) and the plan will be closed once all options have been exercised or forfeited. Currently the last date of expiry of SARS is December 1, 2017.

Details of the PVRS and SARS granted under this Plan are as follows:

	Number of PVRS	Number of SARS	Average price
			Rand	$
Outstanding at December 31, 2010	7,650,081	5,270,597	105.53	15.63
Granted during the period	3,165,342	1,638,484	119.17	16.51
Exercised and released	(2,559,552)	(1,247,317)	111.06	15.38
Forfeited	(886,759)	(631,621)	110.69	15.33

Outstanding at December 31, 2011	7,369,112	5,030,143	107.91	13.27
Exercised and released	(1,798,082)	(259,455)	106.36	12.99
Forfeited	(584,814)	(451,779)	117.14	14.30

Outstanding at December 31, 2012	4,986,216	4,318,909	107.37	12.53
Spin-off of Sibanye Gold—forfeited	(2,221,264)	(1,077,878)	106.58	11.99
Additional awards due to spin-off of Sibanye	538,562	465,346	95.34	10.72
Exercised and released	(1,857,614)	—	—	—
Forfeited	(214,929)	(554,649)	101.83	10.61

Outstanding at December 31, 2013	1,230,971	3,151,728	91.91	8.89

In terms of the 2005 Plan rules, PVRS are granted for no consideration, vest after three years from grant date and do not expire. None of the PVRS granted during fiscal years ended December 31, 2012, and December 31, 2011 were exercisable on December 31, 2013.

In terms of the 2005 Plan rules, SARS currently expire no later than six years from the grant date and vest three years after grant date. No SARS granted during the fiscal years ended December 31, 2012 and December 31, 2011 were exercisable on December 31, 2013. The average exercise price for SARS outstanding at December 31, 2013 was R91.91 ($8.89).

Included in the above are 2,095,543 (2012: 1,605, 403 and 2011: 1,199,703) vested SARS with an average instrument price of R85.97 (2012: R110.07 and 2011: R112.85).

At the time the 2005 Plan was first implemented, the release of PVRS was subject to, among other things, the Group’s relative performance on the Philadelphia XAU Index, or the XAU Index. In fiscal year ended June 30, 2008, it became evident that the XAU Index was not representative of Gold Fields’ peer competitors, as some of the companies in the XAU Index are not pure gold mining companies. Furthermore, since the selection of the XAU Index as a benchmark, a number of relatively small gold producers have been included in the XAU Index and again these cannot be regarded as representative of Gold Fields’ peer competitors. Accordingly, instead of using the XAU Index, Gold Fields’ performance is therefore measured against only five gold mining companies whom it believes can be regarded as its peer competitors.

During the years ended December 31, 2013 and December 31, 2012 some share appreciation rights’ expiry dates were extended to enable participants who were disadvantaged due to the closed period to be placed in an equitable position. There was no incremental share-based compensation resulting from this modification.

The following executive directors were affected by the modification:

December 31, 2012	Number of options	Average instrument price R	Average instrument price $	Contractual life extended by (years)
NJ Holland	49,000	109.66	12.80	0.06
PA Schmidt	43,310	108.67	12.68	0.06

December 31, 2013	Number of options	Average instrument price R	Average instrument price $	Contractual life extended by (years)
NJ Holland	121,428	84.91	8.21	0.16
PA Schmidt	75,082	88.46	8.56	0.17

The following tables summarize information relating to the options outstanding at December 31, 2013 and December 31, 2012.

	Outstanding SARS at December 31, 2013
	Price range		Number of options	Contractual life	Weighted average exercise price
	Rand	$		(in years)	Rand	$
Range of prices	60.00 - 84.99	5.80 - 8.22	873,064	2.22	75.81	7.33
	85.00 - 109.99	8.23 - 10.64	1,217,915	0.90	93.10	9.00
	110.00 - 134.99	10.65 - 13.06	1,033,784	3.34	103.36	10.00
	135.00 - 159.99	13.07 - 15.47	26,965	4.01	118.45	11.46

Total			3,151,728	2.09	91.91	8.89

	Outstanding SARS at December 31, 2012
	Price range		Number of options	Contractual life	Weighted average exercise price
	Rand	$		(in years)	Rand	$
Range of prices	60.00 - 84.99	7.00 - 9.92	3,400	1.95	69.48	8.11
	85.00 - 109.99	9.93 - 12.83	2,625,234	2.52	99.45	11.60
	110.00 - 134.99	12.84 - 15.75	1,652,471	3.72	119.65	13.96
	135.00 - 159.99	15.76 - 18.67	37,804	5.01	136.29	15.90

			4,318,909	3.00	107.37	12.53

The PVRS have not been included in the table above as they vest automatically after three years and are granted for no consideration.

The Group used the Black Scholes Model to value the SARS under the Gold Fields 2005 Share Plan. The inputs to the model for awards granted during the year, which resulted in incremental share-based compensation were as follows:

	Fiscal Year Ended December 31,	Fiscal Year Ended December 31,	Fiscal Year Ended December 31,
	2013	2012	2011
Weighted average exercise price - Rand	—	—	119.17
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	—	—	46.4%
Expected term (years)	—	—	5.90
Long-term expected dividend yield	—	—	1.70%
Weighted average risk free interest rate	—	—	6.90%
Weighted average fair value - Rand	—	—	51.66

The Group used the Monte-Carlo Simulation to value the PVRS under the Gold Fields 2005 Share Plan and the Gold Fields Limited 2005 Non-executive Share Plan. The inputs to the model for awards granted during the year, which resulted in incremental share-based compensation were as follows:

	Fiscal Year Ended December 31,	Fiscal Year Ended December 31,	Fiscal Year Ended December 31,
	2013	2012	2011
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	—	—	64.1%
Expected term (years)	—	—	3.0
Historical dividend yield	—	—	1.70%
Weighted average risk free interest rate (based on U.S. interest rate)	—	—	0.20%
Weighted average fair value - Rand	—	—	206.27

(c) GF Management Incentive Scheme: Prior to approval of The 2005 Plan, share options were available to executive officers and other employees, as determined by the Board of Directors under The GF Management Incentive Scheme. Options to purchase a total of 75,500 ordinary shares were outstanding under The GF Management Incentive Scheme as of December 31, 2012, none of which were held by the executive directors of Gold Fields. There are no outstanding options at December 31, 2013.

The exercise price of each ordinary share which is the subject of an option is the weighted average price of the ordinary shares on the JSE on the day immediately preceding the date on which the Board of Directors resolved to grant the option.

Each option may normally only be exercised by a participant on the following bases: (1) after two years have elapsed from the date on which the option was accepted by the participant, in respect of not more than one-third of the ordinary shares which are the subject of that option; (2) after three years have elapsed from the date on which the option was accepted by the participant, in respect of not more than a further one-third (representing two-thirds cumulatively) of the ordinary shares which are the subject of that option; and (3) after four years have elapsed from the date on which the option was accepted by the participant, in respect of all the ordinary shares which are the subject of that option, subject to revision by the Board of Directors. For so long as a person continues to work for Gold Fields, options lapse seven years after the date of acceptance of the option by the participant. Options vest as soon as they are exercisable, and employees who leave Gold Fields have one year following their departure to exercise options which have vested.

Options which are not yet exercisable are forfeited upon leaving employment, subject to exceptions relating to changes in control of Gold Fields and no fault termination of service as part of organizational restructuring.

The share option scheme may be amended from time to time by the Board of Directors and the trustees of the scheme in any respect (except in relation to amendments affecting: (1) the eligibility of participants under the scheme; (2) the formula for calculating the total number of ordinary shares which may be issued under the scheme; (3) the maximum number of options which may be acquired by any participant; (4) the option price formula; and (5) the voting, dividend and transfer rights attaching to options, which may only be amended through approval in a general meeting), provided that no such amendment shall operate to affect the vested rights of any participant.

The first allocations were made under The 2005 Plan in March 2006 and no further allocations will be made under The GF Management Incentive Scheme from that date. A total of 5% of the Company’s issued ordinary share capital, being 35,309,563 shares as of December 31, 2013, is reserved for issuance under all the prevailing share schemes described above. This percentage may only be amended with the approval of shareholders in general meeting and the JSE.

For the convenience of the reader, the Rand amounts have been converted to U.S. dollars at the balance sheet rates for the respective fiscal years.

Details of the options granted under the GF Management Incentive Scheme are as follows:

	Number of Options	Average option price
		Rand	$
Outstanding at December 31, 2010	976,533	75.85	11.24
Exercised and released	(614,340)	72.33	10.02
Forfeited	(50,968)	118.63	16.43

Outstanding at December 31, 2011	311,225	73.48	9.04
Exercised and released	(204,570)	68.60	8.38
Forfeited	(31,155)	73.91	9.02

Outstanding at December 31, 2012	75,500	86.51	10.09
Spin-off of Sibanye Gold-forefeited	(28,100)	89.69	10.09
Exercised and released	(31,147)	59.21	6.17
Forfeited	(16,253)	92.93	9.68

Outstanding at December 31, 2013	—	—	—

In terms of the GF Management Incentive Scheme rules, options currently expire no later than seven years from the grant date and vest as follows: upon the second anniversary of the grant date, a third of the total option grant vests, and then annually upon future anniversaries of the grant date, a further third of the total option grant vests. Proceeds received by the Company from the exercise of options are credited to common stock and additional paid-in capital. All options under this Scheme have been exercised or lapsed during fiscal year ended December 31,2013.

No further allocations are being made under the GF Management Incentive Scheme in view of the Gold Fields Limited 2005 Share Plan. However, during the fiscal years ended December 31, 2012 and December 31, 2011 some share option expiry dates were extended to enable participants who were disadvantaged due to closed periods to be placed in an equitable position. The incremental fair value of the modification was accounted for in each respective period.

The following tables summarize information relating to the options outstanding at December 31, 2012:

			Outstanding and exercisable options at December 31, 2012
			Number of options	Contractual life	Weighted average exercise price
	Rand	$		(in years)	Rand	$
Range of prices	60.00 - 84.99	7.00 - 9.92	34,500	0.36	66.07	7.71
	85.00 - 109.99	9.93 - 12.83	21,800	0.53	89.80	10.48
	110.00 - 134.99	12.84 - 15.75	14,000	0.04	111.66	13.03
	135.00 - 159.99	15.76 - 18.67	5,200	0.17	140.66	16.41

Total			75,500	0.33	86.51	10.09

Market prices of shares for which options were exercised during the fiscal year ended December 31, 2013 ranged from R53.03 to R106.87.

The Gold Fields Limited 2005 Non-Executive Director Share Plan: At Gold Fields’ annual general meeting held on November 17, 2005, the shareholders approved The Gold Fields Limited 2005 Non-Executive Share Plan, or The 2005 Non-Executive Plan. Participants in The 2005 Non-Executive Plan are non-executive directors of Gold Fields who are not members of the Non-Executive Directors Remuneration Committee, which is a committee comprising external independent remuneration advisors. The Plan provides for the release of restricted shares awarded to the non-executive directors three years after the date of the award, provided that the non-executive director is not removed, disqualified or forced to resign from the Board of Directors during that period. No consideration is payable for the grant of an award of restricted shares.

Consistent with the King III Report on Corporate Governance and the JSE Listings Requirements, the Board recommended to the shareholders that the practice of awarding of rights under the Gold Fields Limited 2005 Non-executive Share Plan Scheme be immediately discontinued. Allocations awarded before April 1, 2010 vested according to the rules of the plan. The last vesting took place in November 2012 and the scheme will be closed.

Details of the restricted shares granted under this Plan are as follows:

No. of restricted shares
Outstanding at December 31, 2010	98,878
Exercised and released	(56,978)

Outstanding at December 31, 2011	41,900
Exercised and released	(29,600)

Outstanding at December 31, 2012	12,300
Exercised and released	(12,300)

Outstanding at December 31, 2013	—

The restricted shares have not been split per range as they vested automatically after three years and were granted for no consideration.

(d) The GF Non-Executive Director Share Plan: Prior to the approval of The 2005 Non-Executive Plan, share options were available to non-executive directors selected by the Non-Executive Directors Remuneration Committee. No member of the Non-Executive Directors Remuneration Committee could be a participant in The GF Non-Executive Director Share Plan. The GF Non-Executive Director Share Plan was adopted at the annual general meeting of shareholders on October 31, 2001. The exercise price of each ordinary share which is the subject of an option is the weighted average price of the ordinary shares on the JSE on the day immediately preceding the date on which the Non-Executive Directors Remuneration Committee resolves to grant the option.

Under The GF Non-Executive Director Share Plan, all options granted may only be exercised no less than 12 months and no more than five years after the date on which the option was accepted by the participant.

If an option holder ceases to hold office for any reason, he will be entitled within 30 days to exercise share options which he was entitled to exercise immediately prior to his ceasing to hold office, failing which the options shall automatically lapse. The share option plan may be amended from time to time by the Non-Executive Directors Remuneration Committee in any respect, except in relation to: (1) the eligibility of participants under the plan; (2) the formula for calculating the total number of ordinary shares which may be acquired pursuant to the plan; (3) the maximum number of options which may be acquired by any participant; (4) the price payable by participants; and (5) the voting, dividend and transfer rights attaching to options, which may only be amended through approval by the shareholders in a general meeting and by the JSE.

There were no outstanding options granted under this plan at December 31, 2012 and 2013.

Following the approval of The 2005 Non-Executive Plan at the Annual General Meeting held on November 17, 2005 and the approval of the first allocations under that Plan at that meeting, no further allocations will be made under The GF Non-Executive Director Share Plan.

The following tables summarize information relating to the options outstanding at December 31, 2012 and 2013. For the convenience of the reader, the Rand amounts have been converted to U.S. dollars at the balance sheet rates for the respective fiscal years.

Details of the Plan are as follows:

	Number of Options	Average option price
		Rand	$
Outstanding as of December 31, 2010	36,700	79.37	11.76
Exercised and released	(36,700)	79.37	10.99

Outstanding as of December 31, 2011, 2012 and 2013	—	—	—

There were no options outstanding under the GF Non-Executive Director Share Plan as of December 31, 2012 and 2013.

The compensation cost related to awards not yet recognized in the statement of operations under all schemes amounts to $40.1 million and is to be spread over three years.